Fair values of financial instruments carried at fair value - Sensitivity of fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 1,012	$ 908
Unfavourable changes reflected in profit or loss	(1,034)	(922)
Favourable changes reflected in OCI	113	110
Un-favourable changes reflected in OCI	$ (112)	(110)
Confidence level corresponding to results of technique other than confidence level technique used for determining risk adjustment for non-financial risk	95.00%
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 143	229
Unfavourable changes reflected in profit or loss	(146)	(244)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	849	644
Unfavourable changes reflected in profit or loss	(868)	(643)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	20	35
Unfavourable changes reflected in profit or loss	(20)	(35)
Favourable changes reflected in OCI	113	110
Un-favourable changes reflected in OCI	$ (112)	$ (110)